Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Aug. 25, 2021	Aug. 24, 2021
Subsequent Event [Line Items]
Stockholders equity note stock split exchange ratio	0.09657
2021 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Stockholders equity note stock split exchange ratio	0.09657
Locust Walk Acquisition Corporation [Member]
Subsequent Event [Line Items]
Proceeds from the transaction related to merger		$ 65.9
Common Stock | PIPE Financing [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock		$ 60.7